Derivative Financial Instruments (Tables)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments by Balance Sheet Location
As of
December 31
, 2024 and March 31, 2024, the Company had the following amounts recorded in the accompanying unaudited condensed consolidated balance sheets related to the Company’s use of derivatives:

	December 31, 2024
	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities (current)
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$1.9	$—	$—
Interest rate swaps	—	0.7	—

Fair value of derivatives	$1.9	$0.7	$—

	March 31, 2024
	Other Current Assets	Other Accrued Liabilities (current)
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$2.8
Interest rate swaps	35.6	—

Fair value of derivatives	$35.6	$2.8

Financial Statement Effect of Derivatives
C
ombined statement of operations and comprehensive income (loss):
The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying combined statements of operations and comprehensive income (loss) for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$(5.8)	$1.7	$1.7
Loss reclassified from accumulated other comprehensive income (loss) into direct operating expense	(0.3)	(0.3)	(0.2)
Interest rate swaps
Gain recognized in accumulated other comprehensive income (loss)	$36.3	$81.1	$66.5
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	41.8	1.4	(15.0)
Derivatives not designated as cash flow hedges:
Interest rate swaps
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$(7.2)	$(11.8)	$(33.8)
Total direct operating expense on combined statements of operations	$1,886.7	$2,207.9	$1,922.1
Total interest expense on combined statements of operations	$222.5	$162.6	$115.0

Schedule of Derivative Instruments Outstanding
As of
December 31
, 2024, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 16 months from
December 31
, 2024):

December 31, 2024
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)		(Amounts in millions)
British Pound Sterling	0.2 GBP	in exchange for	$0.3	0.77 GBP
Czech Koruna	180.0 CZK	in exchange for	$7.7	23.29 CZK
Euro	13.9 EUR	in exchange for	$14.6	0.94 EUR
Canadian Dollar	8.5 CAD	in exchange for	$6.2	1.37 CAD
Mexican Peso	20.7 MXN	in exchange for	$1.0	20.43 MXN
Hungarian Forint	5,612.8 HUF	in exchange for	$15.0	373.74 HUF
New Zealand Dollar	2.7 NZD	in exchange for	$1.7	1.67 NZD
Designated Cash Flow Hedges at March
 31, 2024:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025
June 25, 2018	$200.0	2.723%	March 23, 2025
July 31, 2018	$300.0	2.885%	March 23, 2025
December 24, 2018	$50.0	2.744%	March 23, 2025
December 24, 2018	$100.0	2.808%	March 23, 2025
December 24, 2018	$50.0	2.728%	March 23, 2025

Total	$1,700.0

During the nine months ended December 31, 2024, the Company entered into the following pay-fixed
interest rate swaps, which have been designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 7 and Note 8).
Designated Cash Flow Hedges at December
 31, 2024:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
August 15, 2024	$65.0	4.045%	September 15, 2026
August 15, 2024	$77.5	3.803%	August 15, 2026
August 15, 2024	$77.5	3.810%	September 15, 2026
December 15, 2024	$125.0	3.970%	December 15, 2026

Total	$345.0

As of March 31, 2024, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 25 months from March 31, 2024):

March 31, 2024
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)		(Amounts in millions)
British Pound Sterling	0.5 GBP	in exchange for	$0.6	0.79 GBP
Czech Koruna	180.0 CZK	in exchange for	$7.7	23.29 CZK
Euro	0.6 EUR	in exchange for	$0.5	0.91 EUR
Canadian Dollar	21.4 CAD	in exchange for	$15.9	1.34 CAD
Mexican Peso	56.7 MXN	in exchange for	$3.0	18.95 PLN
Hungarian Forint	1,450.0 HUF	in exchange for	$4.0	360.17 HUF
New Zealand Dollar	73.9 NZD	in exchange for	$45.3	1.64 NZD
Company’s previously outstanding interest rate swaps, the cash flows related to these contracts were classified as financing activities through the date of termination.
Designated Cash Flow Hedges.
As of March 31, 2024 and March 31, 2023, the Company had the following pay-fixed
interest rate swaps, which have been designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 7 and Note 8).

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025	(1)
June 25, 2018	$200.0	2.723%	March 23, 2025	(1)
July 31, 2018	$300.0	2.885%	March 23, 2025	(1)
December 24, 2018	$50.0	2.744%	March 23, 2025	(1)
December 24, 2018	$100.0	2.808%	March 23, 2025	(1)
December 24, 2018	$50.0	2.728%	March 23, 2025	(1)

Total	$1,700.0

(1)	Represents the re-designated swaps as described in the May 2022 Transactions section below that were previously not designated cash flow hedges at March 31, 2022

Schedule of Derivative Instruments, Statements of Financial Performance And Comprehensive Income (Loss), Location And Effect
The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss) for the three and nine months ended December 31, 2024 and 2023:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$2.4	$(4.3)	$3.5	$(7.3)
Loss reclassified from accumulated other comprehensive income (loss) into direct operating expense	$(0.1)	$(2.6)	$(1.2)	$(2.5)
Interest rate swaps
Gain (loss) recognized in accumulated other comprehensive income (loss)	$1.6	$(11.7)	$(1.1)	$24.7
Gain reclassified from accumulated other comprehensive income (loss) into interest expense	$2.0	$11.4	$24.3	$31.5
Derivatives not designated as cash flow hedges:
Interest rate swaps
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	$1.4	$(1.8)	$(1.7)	$(5.5)
Total direct operating expense on consolidated statements of operations	$457.1	$433.6	$1,440.9	$1,306.0
Total interest expense on consolidated statements of operations	$58.5	$55.5	$180.1	$157.1
The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying combined statements of operations and comprehensive income (loss) for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$(5.8)	$1.7	$1.7
Loss reclassified from accumulated other comprehensive income (loss) into direct operating expense	(0.3)	(0.3)	(0.2)
Interest rate swaps
Gain recognized in accumulated other comprehensive income (loss)	$36.3	$81.1	$66.5
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	41.8	1.4	(15.0)
Derivatives not designated as cash flow hedges:
Interest rate swaps
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$(7.2)	$(11.8)	$(33.8)
Total direct operating expense on combined statements of operations	$1,886.7	$2,207.9	$1,922.1
Total interest expense on combined statements of operations	$222.5	$162.6	$115.0

LIONS GATE ENTERTAINMENT CORP [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments by Balance Sheet Location
As of December 31, 2024 and March 31, 2024, the Company had the following amounts recorded in the accompanying unaudited condensed consolidated balance sheets related to the Company’s use of derivatives:

	December 31, 2024
	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities (current)
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$1.9	$—	$—
Interest rate swaps	—	0.7	—

Fair value of derivatives	$1.9	$0.7	$—

	March 31, 2024
	Other Current Assets	Other Accrued Liabilities (current)
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$2.8
Interest rate swaps	35.6	—

Fair value of derivatives	$35.6	$2.8

As of March 31, 2024 and 2023, the Company had the following amounts recorded in the accompanying consolidated balance sheets related to the Company’s use of derivatives:

	March 31, 2024
	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$—	$2.8
Interest rate swaps	35.6	—	—

Fair value of derivatives	$35.6	$—	$2.8

	March 31, 2023
	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$2.9	$—	$0.1
Interest rate swaps	—	41.1	—

Fair value of derivatives	$2.9	$41.1	$0.1

Schedule of Derivative Instruments Outstanding
As of December 31, 2024, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 16 months from December 31, 2024):

December 31, 2024
Foreign Currency	Foreign Currency Amount			US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)			(Amounts in millions)
British Pound Sterling	0.2	GBP	in exchange for	$0.3	0.77	GBP
Czech Koruna	180.0	CZK	in exchange for	$7.7	23.29	CZK
Euro	13.9	EUR	in exchange for	$14.6	0.94	EUR
Canadian Dollar	8.5	CAD	in exchange for	$6.2	1.37	CAD
Mexican Peso	20.7	MXN	in exchange for	$1.0	20.43	MXN
Hungarian Forint	5,612.8	HUF	in exchange for	$15.0	373.74	HUF
New Zealand Dollar	2.7	NZD	in exchange for	$1.7	1.67	NZD
Designated Cash Flow Hedges.
As of March 31, 2024, the Company had the following
pay-fixed
interest rate swaps, which were designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 6 and Note 7), and were terminated in December 2024, as further described below.
Designated Cash Flow Hedges at March
 31, 2024:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025
June 25, 2018	$200.0	2.723%	March 23, 2025
July 31, 2018	$300.0	2.885%	March 23, 2025
December 24, 2018	$50.0	2.744%	March 23, 2025
December 24, 2018	$100.0	2.808%	March 23, 2025
December 24, 2018	$50.0	2.728%	March 23, 2025

Total	$1,700.0

Designated Cash Flow Hedges at December
 31, 2024:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
August 15, 2024	$65.0	4.045%	September 15, 2026
August 15, 2024	$77.5	3.803%	August 15, 2026
August 15, 2024	$77.5	3.810%	September 15, 2026
December 15, 2024	$125.0	3.970%	December 15, 2026

Total	$345.0

As of March 31, 2024, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 25 months from March 31, 2024):

March 31, 2024
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)		(Amounts in millions)
British Pound Sterling	0.5GBP	in exchange for	$0.6	0.79GBP
Czech Koruna	180.0CZK	in exchange for	$7.7	23.29CZK
Euro	0.6EUR	in exchange for	$0.5	0.91EUR
Canadian Dollar	21.4CAD	in exchange for	$15.9	1.34CAD
Mexican Peso	56.7MXN	in exchange for	$3.0	18.95MXN
Hungarian Forint	1,450.0HUF	in exchange for	$4.0	360.17HUF
New Zealand Dollar	$73.9NZD	in exchange for	$45.3	1.64NZD
Designated Cash Flow Hedges.
As of March 31, 2024 and March 31, 2023, the Company had the following pay-fixed
interest rate swaps, which have been designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 7 and Note 8):

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025	(1)
June 25, 2018	$200.0	2.723%	March 23, 2025	(1)
July 31, 2018	$300.0	2.885%	March 23, 2025	(1)
December 24, 2018	$50.0	2.744%	March 23, 2025	(1)
December 24, 2018	$100.0	2.808%	March 23, 2025	(1)
December 24, 2018	$50.0	2.728%	March 23, 2025	(1)

Total	$1,700.0

(1)	Represents the re-designated swaps as described in the May 2022 Transactions section below that were previously not designated cash flow hedges at March 31, 2022.

Schedule of Derivative Instruments, Statements of Financial Performance And Comprehensive Income (Loss), Location And Effect	The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss for the three and nine months ended December 31, 2024 and 2023:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$2.4	$(4.3)	$3.5	$(7.3)
Loss reclassified from accumulated other comprehensive income (loss) into direct operating expense	$(0.1)	$(2.6)	$(1.2)	$(2.5)
Interest rate swaps
Gain (loss) recognized in accumulated other comprehensive income (loss)	$1.6	$(11.7)	$(1.1)	$24.7
Gain reclassified from accumulated other comprehensive income (loss) into interest expense	$2.0	$11.4	$24.3	$31.5
Derivatives not designated as cash flow hedges:
Interest rate swaps
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	$1.4	$(1.8)	$(1.7)	$(5.5)
Total direct operating expense on consolidated statements of operations	$567.3	$510.8	$1,639.7	$1,549.1
Total interest expense on consolidated statements of operations	$69.1	$67.1	$212.2	$192.9
The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying consolidated statements of operations and comprehensive income (loss) for the years ended March 31, 2024, 2023 and 2022:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$(5.8)	$1.7	$1.7
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense	(0.3)	(0.3)	(0.2)
Interest rate swaps
Gain recognized in accumulated other comprehensive income (loss)	$36.3	$81.1	$66.5
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	41.8	1.4	(15.0)
Derivatives not designated as cash flow hedges:
Interest rate swaps
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$(7.2)	$(11.8)	$(33.8)
Total direct operating expense on consolidated statements of operations	$2,189.2	$2,312.5	$2,064.2
Total interest expense on consolidated statements of operations	$269.8	$221.2	$176.0

Entertainment One Film And Television Business [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments by Balance Sheet Location
At October 1, 2023 and December 25, 2022, the notional amounts and fair values of the Company’s foreign currency forward and option contracts designated as cash flow hedging instruments were as follows:

	2023		2022
(In thousands)	Notional Amount	Fair Value	Notional Amount	Fair Value
Hedged Item
Foreign Currency denominated expense	28,669	(44)	78,298	1,706

At December 25, 2022 and December 26, 2021, the notional amounts and fair values of the Company’s foreign currency forward and option contracts designated as cash flow hedging instruments were as follows:

	2022		2021
(In thousands)	Notional Amount	Fair Value	Notional Amount	Fair Value
Hedged Transaction

Foreign currency denominated expense	78,298	1,706	166,225	2,222

Summary of Combined Balance Sheets
The fair values of the Company’s foreign currency forward contracts designated as cash flow hedges are recorded in the Condensed Combined Balance Sheets at October 1, 2023 and December 25, 2022, as follows:

(In thousands)	2023	2022
Prepaid expenses and other current assets
Unrealized gains	$55	$2,051
Unrealized losses	—	—

Net unrealized gains	$55	$2,051

Accrued liabilities
Unrealized gains	$—	$—
Unrealized losses	(98)	(292)

Net unrealized losses	$(98)	$(292)

The fair values of the Company’s foreign currency forward contracts designated as cash flow hedges are recorded in the Combined Balance Sheets at December 25, 2022 and
December
26, 2021 as follows:

(In thousands)	2022	2021
Prepaid expenses and other current assets
Unrealized gains	$2,051	$2,739
Unrealized losses	—	—

(In thousands)	2022	2021
Net unrealized gains	$2,051	$2,739

Accrued liabilities
Unrealized gains	$—	$—
Unrealized losses	(292)	(517)

Net unrealized losses	$(292)	$(517)

Summary of Comprehensive Loss to Net Earnings
Net gains on cash flow hedging activities have been reclassified from other comprehensive earnings (loss) to net loss for the nine months ended October 1, 2023 and September 25, 2022 as follows:

(In thousands)	2023	2022
Condensed Combined Statements of Operations Classification
Other expense, net	1,759	1,186

Net realized gains	$1,759	$1,186

Net gains on cash flow hedging activities have been reclassified from other comprehensive loss to net earnings for the years ended December 25, 2022 and December 26, 2021 as follows:

(In thousands)	2022	2021
Combined Statements of Operations Classification
Other income, net	2,124	(1,067)

Net realized gains	$2,124	$(1,067)

Summary of Company's Undesignated Derivative Financial Instruments
At October 1, 2023 and December 25, 2022, the fair value of the Company’s undesignated derivative financial instruments are recorded in the Condensed Combined Balance Sheets as follows:

(In thousands)	2023	2022
Prepaid expenses and other current assets
Unrealized gains	$1,836	$4,693
Unrealized losses	—	—

Net unrealized gains	1,836	4,693

Accrued liabilities
Unrealized gains	—	—
Unrealized losses	(4,577)	(1,974)

Net unrealized losses	(4,577)	(1,974)

Total unrealized (losses) gains, net	$(2,741)	$2,719

At December 25, 2022 and December 26, 2021, the fair values of the Company’s undesignated derivative financial instruments are recorded in the Combined Balance Sheets as follows:

(In thousands)	2022	2021
Prepaid expenses and other current assets
Unrealized gains	$4,693	$1,555
Unrealized losses	—	—

Net unrealized gains	4,693	1,555

Accrued liabilities
Unrealized gains	—	—
Unrealized losses	(1,974)	(1,096)

Net unrealized losses	(1,974)	(1,096)

Total unrealized (losses) gains, net	$2,719	$459